Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Significant Accounting Policies [Line Items]
Advertising and promotion costs	$ 7,167,050	$ 4,513,750	$ 3,563,900
Impairment charge	0	0	$ 0
Carrying value of inventory	$ 2,400,000	1,800,000
Cash proceeds from interest rate hedge		$ 4,658,000
Senior Notes
Significant Accounting Policies [Line Items]
Debt instrument, interest rate		3.64%
Debt instrument, term		5 years
Cash proceeds from interest rate hedge		$ 4,658,000
Interest rate hedge, inception date	Oct. 05, 2015
Interest rate hedge, maturity date	Nov. 17, 2015